Commitments and Contingencies - Schedule of Purchase Commitments in Connection With Commodity Streams (Detail)	Dec. 31, 2022 $ / per_Oz oz
Gold Commodity Type [member] | Black Fox [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	8.00%
Gold Commodity Type [member] | Black Fox [member] | Lesser of 589 and Prevailing Market Price [Member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price | $ / per_Oz	589
Gold Commodity Type [member] | Karma [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	1.625%
Commodity per ounce purchase price percentage of market price	20.00%
Gold Commodity Type [member] | Santa Elena [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	20.00%
Gold Commodity Type [member] | Santa Elena [member] | Lesser of 473 and prevailing market price [member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price | $ / per_Oz	473
Gold Commodity Type [member] | Relief Canyon [member]
Commitments and Contingencies [Line Items]
Threshold, percentage life of mine or relevant weight commodity change | oz	32,022
Gold Commodity Type [member] | Relief Canyon [member] | After 32,022 Ounces Over 5.5 Years [Member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	4.00%
Gold Commodity Type [member] | Vatukoula [Member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price percentage of market price	20.00%
Threshold, percentage life of mine or relevant weight commodity change | oz	11,022
Gold Commodity Type [member] | Vatukoula [Member] | Above 100000 Ounces Produced In Calendar Year [Member] | After 11,022 Ounces Over 4.5 Years [Member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	1.199%
Gold Commodity Type [member] | Vatukoula [Member] | Upto First 100000 Ounces Produced In Calendar Year [Member] | After 11,022 Ounces Over 4.5 Years [Member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	1.363%
Gold Commodity Type [member] | Hod Maden [member] | Upto Delivery of 405000 Ounces of Gold [Member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	20.00%
Commodity per ounce purchase price percentage of market price	50.00%
Gold Commodity Type [member] | Hod Maden [member] | After Delivery of 405,000 Ounces of Gold [Member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price percentage of market price	60.00%
Gold Commodity Type [member] | Greenstone [Member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price percentage of market price	20.00%
Gold Commodity Type [member] | Greenstone [Member] | Upto Delivery of 120333 Ounces of Gold [Member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	2.375%
Gold Commodity Type [member] | Mercedes [Member]
Commitments and Contingencies [Line Items]
Threshold, percentage life of mine or relevant weight commodity change | oz	25,200
Gold Commodity Type [member] | Mercedes [Member] | After Delivery of 25,200 Ounces of Gold [Member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	4.40%
Gold Commodity Type [member] | Platreef [Member] | Upto Delivery of 131250 Ounces of Gold [Member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	37.50%
Gold Commodity Type [member] | Blyvoor [Member] | Lesser of 572 and Prevailing Market Price [Member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price | $ / per_Oz	572
Gold Commodity Type [member] | Blyvoor [Member] | Up to First 16,000 Ounces of Gold Produced Per Annum [Member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	10.00%
Gold Commodity Type [member] | Bonikro [Member] | Lesser of 400 and Prevailing Market Price [Member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price | $ / per_Oz	400
Gold Commodity Type [member] | Bonikro [Member] | Upto Delivery of 39000 Ounces of Gold [Member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	6.00%
Copper Commodity Type [member] | Chapada Mine [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	4.20%
Commodity per ounce purchase price percentage of market price	30.00%
Gold and Silver Commodity Type [member] | Hugo North Extension [member] | Below 560 Metres Threshold [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	5.62%
Gold and Silver Commodity Type [member] | Heruga [member] | Below 560 Metres Threshold [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	4.26%
Silver Commodity Type [member] | Yamana Silver Stream [member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price percentage of market price	30.00%
Threshold, percentage life of mine or relevant weight commodity change | oz	7,000,000
Silver Commodity Type [member] | Yamana Silver Stream [member] | Up to delivery of 7 million ounces [Member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	20.00%
Silver Commodity Type [member] | Mercedes [Member] | After Delivery of 3,750,000 Ounces of Silver [Member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	30.00%
Silver Commodity Type [member] | South Arturo [Member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	40.00%
Commodity per ounce purchase price percentage of market price	20.00%
Silver Commodity Type [member] | Woodlawn [Member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price percentage of market price	20.00%
Zinc Commodity Type [Member] | CEZinc [Member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	1.00%
Commodity per ounce purchase price percentage of market price	20.00%